Filed with the Securities and Exchange Commission on March 21, 2011
1933 Act Registration File No. 333-100289
1940 Act File No. 811-21210

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 15	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 15	☒

(Check appropriate box or boxes.)

Alpine Income Trust
(Exact Name of Registrant as Specified in Charter)
2500 Westchester Avenue, Suite 215
Purchase, NY 10577-2540
(Address and Zip Code of Principal Executive Offices)

1-888-785-5578
Registrant’s Telephone Number, including Area Code

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577-2540
(Name and Address of Agent for Service)

Copies of all communications to:
Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of March, 2011.

ALPINE INCOME TRUST
By:	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Registrant has been signed below by the following persons in the capacities and on March 18, 2011.

SIGNATURES	TITLE

/s/ Samuel A. Lieber	President and Trustee
Samuel A. Lieber	(Principal Executive Officer)

Laurence B. Ashkin*	Trustee
Laurence B. Ashkin

H. Guy Leibler*	Trustee
H. Guy Leibler

Jeffrey Wacksman*	Trustee
Jeffrey Wacksman

James A. Jacobson*	Trustee
James A. Jacobson

/s/ Samuel A. Lieber
Samuel A. Lieber

*Pursuant to Power of Attorney incorporated by reference to Registrant's Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 333-100289 and 811-21210) filed with the Securities and Exchange Commission on February 28, 2010.

ALPINE INCOME TRUST

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase